ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8%
	ADVERTISING & MARKETING - 0.3%
1,360	Omnicom Group, Inc.	$ 119,041

	AEROSPACE & DEFENSE - 2.1%
551	General Dynamics Corporation	204,614
848	Howmet Aerospace, Inc.	207,718
2,020	RTX Corporation	419,614
		831,946
	ASSET MANAGEMENT - 1.0%
151	Blackrock, Inc.	174,497
1,965	Robinhood Markets, Inc., Class A(a)	205,952
		380,449
	AUTOMOTIVE - 0.7%
763	Tesla, Inc.(a)	280,746

	BANKING - 4.9%
5,852	Bank of America Corporation	362,473
1,578	Citizens Financial Group, Inc.	108,677
2,160	JPMorgan Chase & Company	769,003
1,038	PNC Financial Services Group, Inc. (The)	248,736
5,741	Truist Financial Corporation	284,639
1,017	Wintrust Financial Corporation	152,916
		1,926,444
	BEVERAGES - 0.5%
1,506	PepsiCo, Inc.	211,352

	BIOTECH & PHARMA - 8.0%
1,573	AbbVie, Inc.	403,349
823	Amgen, Inc.	353,791
2,990	Bristol-Myers Squibb Company	199,762
483	Eli Lilly & Company	558,701
2,136	Gilead Sciences, Inc.	312,582
1,355	Johnson & Johnson	360,227
2,215	Merck & Company, Inc.	327,288
894	Neurocrine Biosciences, Inc.(a)	137,703

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	BIOTECH & PHARMA - 8.0% (Continued)
4,839	Pfizer, Inc.	$ 137,718
543	Vertex Pharmaceuticals, Inc.(a)	295,674
		3,086,795
	COMMERCIAL SUPPORT SERVICES - 1.7%
1,873	Cintas Corporation	377,953
1,238	Republic Services, Inc.	273,499
		651,452
	DIVERSIFIED INDUSTRIALS - 0.6%
1,482	Emerson Electric Company	225,916

	E-COMMERCE DISCRETIONARY - 3.4%
5,061	Amazon.com, Inc.(a)	1,314,697

	ELECTRIC UTILITIES - 1.3%
2,771	American Electric Power Company, Inc.	339,254
2,161	Southern Company (The)	190,168
		529,422
	ELECTRICAL EQUIPMENT - 1.3%
950	Amphenol Corporation, Class A	150,623
1,717	Cognex Corporation	104,668
960	Vertiv Holdings Company, Class A	248,371
		503,662
	ENGINEERING & CONSTRUCTION - 1.4%
755	EMCOR Group, Inc.	554,578

	FOOD - 0.6%
1,350	Hershey Company (The)	237,884

	GAS & WATER UTILITIES - 0.9%
1,239	American Water Works Company, Inc.	171,267
3,998	NiSource, Inc.	163,598
		334,865
	HEALTH CARE FACILITIES & SERVICES - 2.7%
1,793	Cardinal Health, Inc.	420,674

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.7% (Continued)
1,591	Centene Corporation(a)	$ 102,365
695	Labcorp Holdings, Inc.	231,199
803	UnitedHealth Group, Inc.	312,696
		1,066,934
	HEALTH CARE REIT - 0.3%
3,030	Omega Healthcare Investors, Inc.	138,531

	HOME CONSTRUCTION - 0.6%
1,801	PulteGroup, Inc.	227,502

	HOUSEHOLD PRODUCTS - 1.1%
2,880	Procter & Gamble Company (The)	417,946

	INDUSTRIAL REIT - 0.4%
1,006	Prologis, Inc.	140,760

	INDUSTRIAL SUPPORT SERVICES - 0.3%
2,065	Fastenal Company	101,825

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
1,853	Nasdaq, Inc.	182,724

	INSURANCE - 3.6%
512	Assurant, Inc.	144,312
3,022	Hartford Insurance Group, Inc. (The)	415,163
1,780	Marsh & McLennan Companies, Inc.	337,844
3,218	MetLife, Inc.	306,257
2,829	W R Berkley Corporation	191,127
		1,394,703
	INTERNET MEDIA & SERVICES - 7.7%
1,244	Alphabet, Inc., Class C	417,250
4,570	Alphabet, Inc., Class A	1,550,830
894	Meta Platforms, Inc., Class A	511,672
4,408	Netflix, Inc.(a)	357,268

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INTERNET MEDIA & SERVICES - 7.7% (Continued)
2,076	Uber Technologies, Inc.(a)	$ 157,049
		2,994,069
	LEISURE FACILITIES & SERVICES - 1.7%
900	Marriott International Inc, Class A	307,584
613	McDonald's Corporation	161,550
741	Royal Caribbean Cruises Ltd.	199,136
		668,270
	MACHINERY - 2.8%
1,257	Caterpillar, Inc.	1,002,420
3,737	Mueller Water Products, Inc., Class A - Series A	90,211
		1,092,631
	MEDICAL EQUIPMENT & DEVICES - 1.0%
530	Stryker Corporation	171,614
373	Thermo Fisher Scientific, Inc.	230,178
		401,792
	METALS & MINING - 0.5%
1,263	Freeport-McMoRan, Inc.	95,660
896	Newmont Corporation	112,949
		208,609
	OIL & GAS PRODUCERS - 3.5%
2,550	Chevron Corporation	525,657
2,786	ConocoPhillips	369,117
2,311	ExxonMobil Holdings Corporation	371,955
1,328	PBF Energy, Inc., Class A	96,931
		1,363,660
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
5,220	Halliburton Company	192,357

	RESIDENTIAL REIT - 0.3%
943	Mid-America Apartment Communities, Inc.	121,506

	RETAIL - CONSUMER STAPLES - 2.5%
1,070	BJ's Wholesale Club Holdings, Inc.(a)	96,996
1,717	Target Corporation	276,230

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	RETAIL - CONSUMER STAPLES - 2.5% (Continued)
5,511	Walmart, Inc.	$ 577,938
		951,164
	RETAIL - DISCRETIONARY - 1.6%
1,026	Home Depot, Inc. (The)	336,353
2,216	TJX Companies, Inc. (The)	296,745
		633,098
	SEMICONDUCTORS - 15.3%
792	Advanced Micro Devices, Inc.(a)	372,810
827	Analog Devices, Inc.	299,490
1,014	Applied Materials, Inc.	464,807
1,640	Broadcom, Inc.	607,358
4,345	Intel Corporation(a)	388,921
1,162	Lam Research Corporation	350,331
833	Micron Technology, Inc.	798,622
12,000	NVIDIA Corporation	2,649,360
		5,931,699
	SOFTWARE - 9.7%
865	Cadence Design Systems, Inc.(a)	293,045
4,215	Microsoft Corporation	2,138,227
1,643	Oracle Corporation	245,004
859	Palantir Technologies, Inc., Class A(a)	160,100
1,099	Palo Alto Networks, Inc.(a)	419,961
1,058	ServiceNow, Inc.(a)	156,573
993	Twilio, Inc., CLASS A(a)	233,981
1,271	Zoom Video Communications, Inc.(a)	122,880
		3,769,771
	SPECIALTY FINANCE - 1.9%
1,664	American Express Company	549,403
878	Capital One Financial Corporation	188,340
		737,743
	TECHNOLOGY HARDWARE - 7.4%
5,577	Apple, Inc.	1,767,072
998	Arista Networks, Inc.(a)	195,299
3,557	Cisco Systems, Inc.	393,013

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	TECHNOLOGY HARDWARE - 7.4% (Continued)
1,940	Corning, Inc.	$ 288,536
1,323	Everpure, Inc., Class A(a)	122,973
890	Flex Ltd.(a)	97,233
		2,864,126
	TECHNOLOGY SERVICES - 1.4%
713	International Business Machines Corporation	166,749
857	Leidos Holdings, Inc.	120,160
549	Moody's Corporation	277,048
		563,957
	TELECOMMUNICATIONS - 0.7%
1,414	T-Mobile US, Inc.	255,142

	TRANSPORTATION & LOGISTICS - 0.7%
5,195	CSX Corporation	262,399

	WHOLESALE - CONSUMER STAPLES - 0.4%
2,037	Sysco Corporation	165,160

	TOTAL COMMON STOCKS (Cost $18,755,418)	38,037,327

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.3%
	MONEY MARKET FUND - 2.3%
914,304	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.59% (Cost $914,304)(b)	914,304

	TOTAL INVESTMENTS - 100.1% (Cost $19,669,722)	$ 38,951,631
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(24,416)
	NET ASSETS - 100.0%	$ 38,927,215

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 1.8%
1,749	Moog, Inc., Class A	$ 649,754

	APPAREL & TEXTILE PRODUCTS - 0.5%
5,653	Movado Group, Inc.	190,676

	BANKING - 16.2%
7,280	Avidbank Holdings, Inc.(a)	228,883
11,551	Bank of NT Butterfield & Son Ltd. (The)	680,123
2,312	Byline Bancorp, Inc.	87,671
9,943	Capital City Bank Group, Inc.	501,923
511	ChoiceOne Financial Services, Inc.	16,970
8,100	FVCBankcorp, Inc.	147,906
19,499	HBT Financial, Inc.	691,825
7,139	HomeTrust Bancshares, Inc.	331,535
15,484	Investar Holding Corporation	466,533
34,839	Ponce Financial Group, Inc.(a)	706,535
25,613	Shore Bancshares, Inc.	588,074
3,510	Sierra Bancorp	139,066
13,387	SmartFinancial, Inc.	676,713
6,020	Southern Missouri Bancorp, Inc.	443,012
		5,706,769
	BIOTECH & PHARMA - 1.5%
14,440	Maravai LifeSciences Holdings, Inc.(a)	110,322
10,892	Phibro Animal Health Corporation, CLASS A	411,064
2,717	Tenax Therapeutics, Inc.(a)	4,999
		526,385
	CHEMICALS - 4.5%
2,826	Balchem Corporation	497,065
3,675	Calumet, Inc.(a)	182,758
2,244	Materion Corporation	529,763
2,965	Rogers Corporation(a)	372,315
		1,581,901
	COMMERCIAL SUPPORT SERVICES - 2.7%
918	CRA International, Inc.	160,191

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.7% (Continued)
3,435	Huron Consulting Group, Inc.(a)	$ 549,222
25,436	Quad/Graphics, Inc.	255,886
		965,299
	CONSUMER SERVICES - 0.5%
5,058	Laureate Education, Inc., CLASS A(a)	189,827

	CONTAINERS & PACKAGING - 1.5%
11,241	Karat Packaging, Inc.	535,521

	ELECTRICAL EQUIPMENT - 4.2%
4,109	Allient, Inc.	386,287
1,936	ESCO Technologies, Inc.	528,586
2,849	SPX Technologies, Inc.(a)	560,541
		1,475,414
	ENGINEERING & CONSTRUCTION - 3.3%
358	Comfort Systems USA, Inc.	553,332
7,330	Frontdoor, Inc.(a)	592,777
		1,146,109
	HEALTH CARE FACILITIES & SERVICES - 7.0%
24,338	Aveanna Healthcare Holdings, Inc.(a)	326,616
17,566	Concentra Group Holdings Parent, Inc.	592,677
11,348	Guardian Pharmacy Services, Inc., Class A(a)	420,897
35,907	Innovage Holding Corporation(a)	387,796
45,289	LifeStance Health Group, Inc.(a)	559,772
3,499	PACS Group Inc(a)	148,043
		2,435,801
	HOTEL REIT - 1.0%
58,333	Summit Hotel Properties, Inc.	341,248

	INDUSTRIAL INTERMEDIATE PROD - 4.5%
4,207	AZZ, Inc.	577,032
13,084	L B Foster Company, Class A(a)	490,781
6,400	Proto Labs, Inc.(a)	512,384
		1,580,197

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 3.7%
7,652	ADI Global Distribution, Inc.(a)	$ 167,349
58,249	Custom Truck One Source, Inc.(a)	536,474
17,862	Newpark Resources, Inc.(a)	237,207
18,223	Resideo Technologies, Inc.(a)	352,797
		1,293,827
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
3,500	Marex Group Ltd.	253,680
4,171	StoneX Group, Inc.(a)	285,630
		539,310
	INSURANCE - 2.9%
9,433	American Integrity Insurance Group, Inc.	245,258
13,755	United Fire Group, Inc.	740,982
836	Universal Insurance Holdings, Inc.	35,931
		1,022,171
	LEISURE FACILITIES & SERVICES - 1.2%
21,500	Accel Entertainment, Inc.(a)	250,260
5,556	Marcus Corporation (The)	157,957
		408,217
	MACHINERY - 3.7%
4,706	Federal Signal Corporation	550,603
2,956	Gorman-Rupp Company (The)	222,882
1,471	Watts Water Technologies, Inc., Class A	538,018
		1,311,503
	MEDICAL EQUIPMENT & DEVICES - 4.7%
15,190	Bioventus, Inc.(a)	207,344
9,731	Castle Biosciences, Inc.(a)	321,415
6,144	Merit Medical Systems, Inc.(a)	557,014
9,136	NeuroPace, Inc.(a)	133,842
5,927	Pulse Biosciences, Inc.(a)	298,306
7,482	SI-BONE, Inc.(a)	142,308
		1,660,229
	METALS & MINING - 1.3%
22,969	Hecla Mining Company	456,394

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	MULTI ASSET CLASS REIT - 1.4%
19,958	One Liberty Properties, Inc.	$ 477,595

	OIL & GAS PRODUCERS - 0.5%
10,237	Talos Energy, Inc.(a)	176,691

	OIL & GAS SERVICES & EQUIPMENT - 0.8%
30,260	Oil States International, Inc.(a)	266,893

	REAL ESTATE SERVICES - 1.4%
31,394	Newmark Group, Inc., Class A	478,131

	RENEWABLE ENERGY - 0.8%
1,610	EnerSys	296,014

	RETAIL - DISCRETIONARY - 1.6%
35,682	Cricut, Inc., Class A	210,524
24,907	Envela Corporation(a)	343,716
		554,240
	RETAIL REIT - 2.4%
12,990	Alpine Income Property Trust, Inc.	252,785
29,112	CTO Realty Growth, Inc.	621,250
		874,035
	SEMICONDUCTORS - 5.3%
3,729	Diodes, Inc.(a)	338,593
4,293	FormFactor, Inc.(a)	431,919
5,645	Kulicke & Soffa Industries, Inc.	451,938
1,206	MaxLinear, Inc., Class A(a)	72,251
673	SiTime Corporation(a)	380,528
2,650	Ultra Clean Holdings, Inc.(a)	179,750
		1,854,979
	SOFTWARE - 7.0%
5,730	Adeia, Inc.	144,568
11,700	Appian Corporation, CLASS A(a)	502,516
31,375	Backblaze, Inc., Class A(a)	443,329

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SOFTWARE - 7.0% (Continued)
3,224	Bandwidth, Inc., Class A(a)	$ 156,138
1,360	CommVault Systems, Inc.(a)	187,027
37,570	EverCommerce, Inc.(a)	333,246
32,994	McGraw Hill, Inc.(a)	433,211
8,776	Paymentus Holdings, Inc., Class A(a)	312,426
		2,512,461
	SPECIALTY FINANCE - 1.7%
3,293	Atlanticus Holdings Corporation(a)	297,918
1,700	LendingTree, Inc.(a)	47,668
13,637	PRA Group, Inc.(a)	256,648
		602,234
	STEEL - 0.1%
228	Northwest Pipe Company(a)	25,062

	TECHNOLOGY HARDWARE - 2.0%
1,604	Credo Technology Group Holding Ltd.(a)	362,809
894	CTS Corporation	50,484
7,078	Sight Sciences, Inc.(a)	60,163
1,187	Vicor Corporation(a)	222,776
		696,232
	TECHNOLOGY SERVICES - 4.5%
27,455	GPGI, Inc.	362,955
27,604	Marqeta, Inc.(a)	453,257
91,069	Telos Corporation(a)	438,953
4,220	V2X, Inc.(a)	325,615
		1,580,780
	TRANSPORTATION & LOGISTICS - 1.5%
23,850	Navigator Holdings Ltd.	527,324

	TOTAL COMMON STOCKS (Cost $27,579,778)	34,939,223

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENT — 1.8%
MONEY MARKET FUND - 1.8%
644,815	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.59% (Cost $644,815)(b)	$ 644,815

	TOTAL INVESTMENTS - 101.0% (Cost $28,224,593)	$ 35,584,038
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(366,891)
	NET ASSETS - 100.0%	$ 35,217,147

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE - 3.0%
5,123	General Dynamics Corporation	$ 1,902,426
3,870	L3Harris Technologies, Inc.	1,030,388
2,457	Lockheed Martin Corporation, Class B	1,378,942
		4,311,756
	ASSET MANAGEMENT - 2.2%
2,690	Blackrock, Inc.	3,108,591

	BANKING - 12.0%
33,629	Bank of America Corporation	2,082,980
12,112	Citigroup, Inc.	1,594,181
13,823	Citizens Financial Group, Inc.	951,990
36,344	Fifth Third Bancorp	1,954,217
14,300	JPMorgan Chase & Company	5,091,086
6,498	PNC Financial Services Group, Inc. (The)	1,557,116
33,154	US Bancorp	2,041,623
24,575	Wells Fargo & Company	2,123,034
		17,396,227
	BEVERAGES - 2.4%
25,954	Coca-Cola Company (The)	2,301,342
8,819	PepsiCo, Inc.	1,237,658
		3,539,000
	BIOTECH & PHARMA - 9.1%
8,191	Abbott Laboratories	903,959
11,355	AbbVie, Inc.	2,911,649
7,600	Gilead Sciences, Inc.	1,112,184
14,953	Johnson & Johnson	3,975,254
18,397	Merck & Company, Inc.	2,718,341
51,899	Pfizer, Inc.	1,477,046
		13,098,433
	CABLE & SATELLITE - 0.6%
30,279	Comcast Corporation, Class A	806,027

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	CONTAINERS & PACKAGING - 0.8%
18,481	Ball Corporation	$ 1,163,749

	DIVERSIFIED INDUSTRIALS - 3.0%
4,609	Parker-Hannifin Corporation	4,514,238

	ELECTRIC UTILITIES - 2.7%
8,759	American Electric Power Company, Inc.	1,072,364
16,028	Public Service Enterprise Group, Inc.	1,175,333
18,067	Southern Company (The)	1,589,897
		3,837,594
	GAMING REITS - 0.4%
12,029	Gaming and Leisure Properties, Inc.	506,060

	HEALTH CARE FACILITIES & SERVICES - 1.4%
3,663	Cigna Group (The)	1,011,281
2,671	UnitedHealth Group, Inc.	1,040,114
		2,051,395
	HEALTH CARE REIT - 0.4%
30,407	Healthpeak Properties, Inc.	633,074

	HOUSEHOLD PRODUCTS - 1.9%
18,956	Procter & Gamble Company (The)	2,750,895

	INDUSTRIAL REIT - 1.5%
15,785	Prologis, Inc.	2,208,637

	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
19,087	Bank of New York Mellon Corporation (The)	3,078,352
5,788	Morgan Stanley	1,234,696
		4,313,048
	INSURANCE - 4.6%
6,224	Arthur J. Gallagher & Company	1,631,622
30,162	MetLife, Inc.	2,870,517

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INSURANCE - 4.6% (Continued)
18,828	Prudential Financial, Inc.	$ 2,214,172
		6,716,311
	INTERNET MEDIA & SERVICES - 2.9%
7,936	Alphabet, Inc., Class A	2,693,081
2,838	Meta Platforms, Inc., Class A	1,624,301
		4,317,382
	LEISURE FACILITIES & SERVICES - 1.0%
5,681	McDonald's Corporation	1,497,171

	MACHINERY - 1.5%
2,727	Caterpillar, Inc.	2,174,701

	MEDICAL EQUIPMENT & DEVICES - 2.1%
6,356	Becton Dickinson and Company	1,195,627
3,703	Danaher Corporation	790,813
12,363	Medtronic PLC	1,120,706
		3,107,146
	MULTI ASSET CLASS REIT - 0.6%
13,039	WP Carey, Inc.	912,208

	OIL & GAS PRODUCERS - 7.7%
21,017	ConocoPhillips	2,784,542
28,435	ExxonMobil Holdings Corporation	4,576,614
9,555	HF Sinclair Corporation	970,884
66,627	Kinder Morgan, Inc.	2,148,054
10,557	Ovintiv, Inc.	693,067
		11,173,161
	REAL ESTATE INVESTMENT TRUSTS - 0.7%
12,436	Crown Castle, Inc.	946,877

	RETAIL - CONSUMER STAPLES - 2.1%
28,396	Walmart, Inc.	2,977,889

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	RETAIL - DISCRETIONARY - 2.8%
6,625	Ferguson Enterprises, Inc.	$ 1,487,379
7,556	Home Depot, Inc. (The)	2,477,083
		3,964,462
	SEMICONDUCTORS - 3.7%
6,391	Broadcom, Inc.	2,366,843
10,494	Qualcomm, Inc.	1,789,017
4,527	Texas Instruments, Inc.	1,181,140
		5,337,000
	SOFTWARE - 3.3%
4,727	Intuit, Inc.	1,698,411
6,102	Microsoft Corporation	3,095,484
		4,793,895
	SPECIALTY FINANCE - 0.5%
14,084	Fidelity National Financial, Inc.	654,202

	SPECIALTY REIT - 1.0%
10,031	Lamar Advertising Company, Class A	1,494,720

	TECHNOLOGY HARDWARE - 5.7%
9,886	Apple, Inc.	3,132,379
31,241	Cisco Systems, Inc.	3,451,817
3,484	Dell Technologies, Inc., Class C	1,588,739
		8,172,935
	TECHNOLOGY SERVICES - 2.8%
2,750	Accenture PLC, Class A	521,840
3,311	Automatic Data Processing, Inc.	947,476
3,587	Broadridge Financial Solutions, Inc.	654,197
10,316	Fidelity National Information Services, Inc.	420,583
6,551	International Business Machines Corporation	1,532,083
		4,076,179
	TELECOMMUNICATIONS - 2.8%
67,592	AT&T, Inc.	1,749,957
45,094	Verizon Communications, Inc.	2,255,602
		4,005,559

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	TOBACCO & CANNABIS - 3.3%
20,091	Altria Group, Inc.	$ 1,375,831
17,936	Philip Morris International, Inc.	3,359,412
		4,735,243
	TRANSPORTATION & LOGISTICS - 2.9%
40,882	CSX Corporation	2,064,950
26,434	Delta Air Lines, Inc.	2,061,852
		4,126,802
	TRANSPORTATION EQUIPMENT - 1.4%
3,523	Cummins, Inc.	1,988,381

	TOTAL COMMON STOCKS (Cost $94,760,549)	141,410,948

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.2%
	MONEY MARKET FUND - 2.2%
3,203,053	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.59% (Cost $3,203,053)(a)	3,203,053

	TOTAL INVESTMENTS - 100.0% (Cost $97,963,602)	$ 144,614,001
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(39,242)
	NET ASSETS - 100.0%	$ 144,574,759

(a)	Rate disclosed is the seven day effective yield as of August 31, 2026.